MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2024
Marketable securities:
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

The Company’s remaining marketable securities consisting of investments in equity securities and mutual funds were sold in May 2024. Net realized gain on the sale of marketable securities for the year ended July 31, 2024, including liquidation of the remaining marketable securities in May 2024 aggregated $124,907, with proceeds of $2,544,927.

As of July 31, 2024 and 2023, the Company’s marketable securities were classified as follows:

	July 31, 2024				July 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
Mutual funds	$—	$—	$—	$—	$595,166	$301,007	$—	$896,173
Equity securities	—	—	—	—	904,981	499,287	—	1,404,268
	$—	$—	$—	$—	$1,500,147	$800,294	$—	$2,300,441

Investment income (loss) for the years ended July 31, 2024 and 2023 consists of the following:

	2024	2023
Dividend and interest income	$87,922	$98,335
Net realized gain on sale of marketable securities	124,907	130,009
Net unrealized (loss) on marketable securities	—	(366,206)
Total	$212,829	$(137,862)